Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Net Loss Per Share Attributable to Common Stockholders
Net Loss Per Share Attributable to Common Stockholders

12. Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company’s net loss position.

The following outstanding shares of common stock equivalents have been excluded from diluted net loss per common share for the nine months ended September 30, 2015 and 2014 because their inclusion would be anti-dilutive:

	Nine Months Ended
	September 30,
	2015	2014

Shares of common stock issuable upon conversion of preferred stock	—	2,010,596
Shares of common stock subject to outstanding options and restricted stock units	905,302	832,407
Warrants to purchase common stock	605,872	257,663
Total shares of common stock equivalents	1,511,174	3,100,666

13. Net Loss Per Share Attributable to Common Stockholders

        Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing net loss by the weighted-average number of common shares and common share equivalents outstanding for the period. Common stock equivalents are only included when their effect is dilutive. The Company's potentially dilutive securities which include convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as they would be anti-dilutive. For all periods presented, there is no difference in the number of shares used to compute basic and diluted shares outstanding due to the Company's net loss position.

        The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted net loss per shares.

	December 31, 2013	December 31, 2014
Convertible preferred stock	—	2,010,596
Options	—	659,554
Warrants to purchase common stock	207,664	257,663
Restricted stock units	—	68,902

Total	207,664	2,927,813

        The table above does not include warrants with contingent exercise rates where the number of shares to be issued on exercise of the warrant is dependent on variables including the subsequent round price or IPO price and is therefore not known as of the balance sheet date. At December 31, 2014 the Company estimates such warrants will be exercisable into 269,583 shares. There were no warrants with contingent exercise rates at December 31, 2013. On March 20, 2015 the warrant agreements were amended with the result that the number of shares to be issued on exercise was fixed at 236,606.